CONCENTRATION OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF REVENUES [Abstract]
Schedule of Revenues of Major Customers
	2012	2011
Medicare	$ 544,331	$ 476,078
Medicaid	906,754	912,261
All Other	2,930,433	2,037,382
Total Sales	$ 4,381,518	$ 3,425,721